PRC statutory reserves (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statutory Reserve Fund [Member]
Statutory reserve	$ 2,150,000	$ 2,150,000	$ 2,500,000
Minimum Registered capital percentage	25.00%
Registered capital percentage	50.00%
Net income statutory reserve fund	10.00%
Statutory Staff Welfare Fund [Member]
Statutory reserve	$ 8,000	9,000
Enterprise Expansion Fund [Member]
Statutory reserve	$ 408,000	$ 408,000
Minimum Registered capital percentage	25.00%